GROUP STRUCTURE (Details 11) Number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Number	Dec. 31, 2021 USD ($) Number	Dec. 31, 2020 USD ($) Number
Group Structure
At the beginning of the year	$ 42	$ 50	$ 33
Increases	2	8	24
Transferred to development	(6)	(16)	(7)
At the end of the year	$ 38	$ 42	$ 50
Number of wells at the end of the year | Number	7	10	12